LOANS PAYABLE - Schedule of Future minimum principal repayments of the loans payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE
2023	$ 2,780,054	$ 1,267,004
2024	545,789	488,061
Total	$ 3,325,843	$ 2,192,118	$ 972,453